Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2020
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2020	($ in thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,687,676	12.93%	4.50%	NA
The Bank	1,625,478	12.46	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,687,676	12.93	6.00	NA
The Bank	1,625,478	12.46	6.00	8.00
Total risk-based capital ratio:
The Company	1,851,136	14.19	8.00	NA
The Bank	1,788,904	13.71	8.00	10.00
Tier 1 leverage ratio:
The Company	1,687,676	9.28	4.00	NA
The Bank	1,625,478	8.94	4.00	5.00

September 30, 2019
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,710,147	14.30%	4.50%	NA
The Bank	1,666,426	13.93	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,710,147	14.30	6.00	NA
The Bank	1,666,426	13.93	6.00	8.00
Total risk-based capital ratio:
The Company	1,848,581	15.45	8.00	NA
The Bank	1,804,860	15.09	8.00	10.00
Tier 1 leverage ratio:
The Company	1,710,147	10.51	4.00	NA
The Bank	1,666,426	10.24	4.00	5.00

Schedule of earnings per share calculation
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2020	2019	2018
Weighted average shares outstanding	76,721,969	80,471,316	85,008,040
Weighted average dilutive warrants	—	4,448	63,079
Weighted average dilutive options	9,495	19,399	38,724
Weighted average diluted shares	76,731,464	80,495,163	85,109,843

Net income (In thousands)	$173,438	$210,256	$203,850
Basic EPS	$2.26	$2.61	$2.40
Diluted EPS	2.26	2.61	2.40